iShares
®
U.S. Utilities ETF
Schedule of Investments
(unaudited)
July 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Commercial Services & Supplies  —  9 .3%
Clean Harbors, Inc.
(a)
...................... 49,918 $ 11,771,164
Republic Services, Inc. ..................... 199,636 46,046,043
Waste Management, Inc. .................... 364,582 83,547,611
141,364,818
a
Electric Utilities  —  56 .0%
Alliant Energy Corp. ....................... 253,119 16,455,266
American Electric Power Co., Inc. .............. 527,234 59,651,255
Constellation Energy Corp. .................. 308,667 107,366,729
Duke Energy Corp. ....................... 766,683 93,259,320
Edison International ....................... 375,599 19,576,220
Entergy Corp. ........................... 424,678 38,403,632
Evergy, Inc. ............................. 226,826 16,059,281
Eversource Energy ....................... 362,058 23,932,034
Exelon Corp. ............................ 996,122 44,765,723
FirstEnergy Corp. ........................ 540,753 23,095,561
IDACORP, Inc. .......................... 53,066 6,650,762
NextEra Energy, Inc. ...................... 2,032,288 144,414,385
NRG Energy, Inc. ......................... 195,300 32,654,160
OGE Energy Corp. ........................ 198,044 8,995,159
PG&E Corp. ............................ 2,160,572 30,291,219
Pinnacle West Capital Corp. ................. 117,418 10,640,419
PPL Corp. ............................. 729,363 26,030,965
Southern Co. (The) ....................... 1,085,909 102,596,682
Xcel Energy, Inc. ......................... 568,775 41,770,836
846,609,608
a
Gas Utilities  —  2 .9%
Atmos Energy Corp. ....................... 155,950 24,315,724
MDU Resources Group, Inc. ................. 199,569 3,442,565
National Fuel Gas Co. ..................... 88,429 7,674,753
UGI Corp. .............................. 211,639 7,657,099
43,090,141
a
Independent Power and Renewable Electricity Producers  —  6 .9%
AES Corp. (The) ......................... 699,874 9,203,343
Brookfield Renewable Corp. , Class A ........... 132,926 4,869,079
Clearway Energy, Inc. , Class A ................ 34,087 1,049,198
Security Shares Value
a
Independent Power and Renewable Electricity Producers (continued)
Clearway Energy, Inc. , Class C ............... 80,062 $ 2,612,423
Talen Energy Corp.
(a)
...................... 44,699 16,877,002
Vistra Corp. ............................ 333,404 69,528,070
104,139,115
a
Multi-Utilities  —  22 .4%
Ameren Corp. ........................... 265,935 26,894,006
CenterPoint Energy, Inc. .................... 642,120 24,927,098
CMS Energy Corp. ........................ 293,147 21,634,249
Consolidated Edison, Inc. ................... 355,212 36,764,442
Dominion Energy, Inc. ...................... 841,055 49,159,665
DTE Energy Co. ......................... 204,189 28,261,799
NiSource, Inc. ........................... 463,693 19,683,768
Public Service Enterprise Group, Inc. ........... 492,114 44,186,916
Sempra ............................... 643,292 52,544,091
WEC Energy Group, Inc. .................... 314,748 34,332,712
338,388,746
a
Water Utilities  —  2 .4%
American Water Works Co., Inc. ............... 191,933 26,916,684
Essential Utilities, Inc. ...................... 271,686 9,998,045
36,914,729
Total Long-Term Investments — 99.9%
(Cost: $ 1,420,195,708 ) ............................... 1,510,507,157
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(b) (c)
............................ 2,030,041 2,030,041
a
Total Short-Term Securities — 0.1%
(Cost: $ 2,030,041 ) .................................. 2,030,041
Total Investments — 100.0%
(Cost: $ 1,422,225,749 ) ............................... 1,512,537,198
Liabilities in Excess of Other Assets — 0 .0% ................ (52,960)
Net Assets — 100.0% ................................. $ 1,512,484,238
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
  Shares Held
at 07/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares
(a)
. $ 18,257 $ — $ (18,257)
(b)
$ (3) $ 3 $ — — $ 3
(c)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ 2,356,649 — (326,608)
(b)
— — 2,030,041 2,030,041 25,794 —
$ (3) $ 3
$ 2,030,041
$ 25,797 $ —

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
U.S. Utilities ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Utilities Select Sector Index .......................................................... 19 09/19/25 $ 1,650 $ 76,618
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,510,507,157  $ —  $ —  $ 1,510,507,157
Short-Term Securities
Money Market Funds ...................................... 2,030,041  —  —  2,030,041
$ 1,512,537,198  $ —  $ —  $ 1,512,537,198
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 76,618  $ —  $ —  $ 76,618
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.